Prudential World Fund

PGIM Emerging Markets Debt Local Currency Fund

(the “Fund”)

Supplement dated December 10, 2024

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and SAI and retain it for future reference.

Effective immediately, Mr. David DiChiacchio is added to the Fund’s portfolio management team.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.The tables in the sections of the Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” are hereby revised by adding the information set forth below with respect to Mr. DiChiacchio:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Fixed	David	Vice President and	December 2024
LLC	Income	DiChiacchio	Portfolio Manager

2.The section of the Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following professional biography for Mr. DiChiacchio:

David DiChiacchio is a Vice President and Portfolio Manager for PGIM Fixed Income's Emerging Markets Debt Team. He is responsible for monitoring portfolio positioning and formulating trading views, as well as trading foreign exchange, bonds, and rate products. Mr. DiChiacchio is also responsible for FX hedging across PGIM Fixed Income. Prior to joining the investment team, he was a manager in the Firm’s Account Management Group. He joined the Firm in 2006. Mr. DiChiacchio received a BA in Economics from the University of Wisconsin.

3.The table in the section of the Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by adding the following information pertaining to Mr. DiChiacchio:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets

PGIM Fixed	David	35/$4,598,750,711	26/$5,836,827,980	165/$29,999,491,631
Income	DiChiacchio*		4/$700,113,937	19/$6,478,054,135

*Information is as of October 31, 2024.

4.The table in the section of the Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is hereby revised by adding the following information pertaining to Mr. DiChiacchio:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar Strategies
PGIM Fixed Income	David DiChiacchio *	None

The dollar range for David DiChiacchio’s investment in the Fund as of October 31, 2024 is as follows: None. *Information is as of October 31, 2024.

LR1491